Changes in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		$ 2,753,661		$ 2,164,877		$ 1,823,738
Cash flows from financing activities		433,571		514,576		400,559
Translation differences in respect of foreign operations		(63,182)		17,902		(189,548)
Adjustments in respect of cash flows for operating activities	[1]	58,035		27,814		34,859
Non-cash activities		42,665		28,492		95,269
Changes in Liabilities from Financing Activities , end of period		3,224,750		2,753,661		2,164,877
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	323,161		256,736		307,481
Cash flows from financing activities	[2]	151,898		68,303		(16,571)
Translation differences in respect of foreign operations	[2]	2,877		(4,076)		(35,037)
Adjustments in respect of cash flows for operating activities	[1],[2]	4,976		2,198		863
Non-cash activities	[2]	0		0		0
Changes in Liabilities from Financing Activities , end of period	[2]	482,912		323,161		256,736
Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	130,931		131,763		101,291
Cash flows from financing activities	[2]	0		0		47,755
Translation differences in respect of foreign operations	[2]	(736)		(3,763)		(15,576)
Adjustments in respect of cash flows for operating activities	[1],[2]	3,226		2,952		3,195
Non-cash activities	[2]	0		(21)		(4,902)
Changes in Liabilities from Financing Activities , end of period	[2]	133,421		130,931		131,763
Loans from banks and other financial institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		2,029,539		1,585,846	[2]	1,231,208	[2]
Cash flows from financing activities		240,043		403,679		357,868	[2]
Translation differences in respect of foreign operations		(56,015)		21,664		(123,423)	[2]
Adjustments in respect of cash flows for operating activities	[1]	47,592		20,880		32,435	[2]
Non-cash activities		(50,946)	[3]	(2,530)		87,758	[2],[4]
Changes in Liabilities from Financing Activities , end of period		2,210,213		2,029,539		1,585,846	[2]
Loans from non-controlling interests [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		92,751		90,909		78,113
Cash flows from financing activities		(2,960)		(1,211)		15,834
Translation differences in respect of foreign operations		(4,683)		2,466		(5,210)
Adjustments in respect of cash flows for operating activities	[1]	1,941		754		330
Non-cash activities		(11,451)		(167)		1,842
Changes in Liabilities from Financing Activities , end of period		75,598		92,751		90,909
Liability in respect of tax equity arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		49,683		0
Cash flows from financing activities		50,442		48,653
Translation differences in respect of foreign operations		0		0
Adjustments in respect of cash flows for operating activities	[1]	300		1,030
Non-cash activities		0		0	[1]
Changes in Liabilities from Financing Activities , end of period		100,425		49,683		0
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		127,596		99,623		105,645
Cash flows from financing activities		(5,852)		(4,848)		(4,327)
Translation differences in respect of foreign operations		(4,625)		1,611		(10,302)
Adjustments in respect of cash flows for operating activities	[1]	0		0		(1,964)
Non-cash activities		105,062	[5]	31,210	[6]	10,571	[6]
Changes in Liabilities from Financing Activities , end of period		$ 222,181		$ 127,596		$ 99,623

[1]	Including interest accrued and interest paid.
[2]	Including interest payable.
[3]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, capitalization of finance expenses during the construction period and classification of disposal groups classified as held for sale.
[4]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.
[5]	Initial creation and index linking vis-à-vis right-of-use asset and classification to liabilities of disposal groups classified as held for sale.
[6]	Initial creation vis-à-vis right-of-use asset.